THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                             HENDERSON GLOBAL FUNDS

                          Henderson European Focus Fund
                        Henderson Global Technology Fund
                   Henderson International Opportunities Fund
                         Henderson Income Advantage Fund

                         Supplement dated June 29, 2004
                      To Prospectus dated November 28, 2003

        EACH OF THE FOLLOWING CHANGES WILL BECOME EFFECTIVE JULY 1, 2004:

1. IN THE SECTION ENTITLED "FEES AND EXPENSES SUMMARY," WHICH BEGINS ON PAGE 13 OF THE PROSPECTUS, THE SHAREHOLDER FEES TABLE IS AMENDED IN ITS ENTIRETY TO READ AS FOLLOWS:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)(*)

---------------------------------------------------------------- -------------- -------------- ----------------
                                                                 CLASS A        CLASS B        CLASS C
---------------------------------------------------------------- -------------- -------------- ----------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of the Offering Price)
    European Focus Fund, Global Technology Fund and
    International Opportunities Fund                             5.75% (a)      None           None
    Income Advantage Fund                                        4.75% (a)      None           None
---------------------------------------------------------------- -------------- -------------- ----------------
Maximum Deferred Sales Charge (Load) (as a percentage of the
Offering Price) - All Funds                                      None (b)       5.00% (c)      1.00% (d)
---------------------------------------------------------------- -------------- -------------- ----------------
Redemption Fee (e)                                               2.00%          2.00%          2.00%
---------------------------------------------------------------- -------------- -------------- ----------------

(a) The sales charge declines as the amount invested increases. An initial sales charge will not be deducted from your purchase if you buy $1 million or more of Class A shares, or if your Class A purchase meets certain requirements.
(b) A contingent deferred sales charge ("CDSC") of 1% is applied to redemptions of Class A shares within one year of investment that were purchased with no initial sales charge as a part of an investment of $1 million or more.
(c)  The CDSC payable upon redemption of Class B shares declines over time.
(d) A CDSC of up to 1% may be imposed on certain redemptions of Class C shares within 12 months of purchase.
(e) Shares redeemed within 30 days of purchase, including redemptions in connection with an exchange, may be subject to a 2.00% redemption fee. See "HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES - Excessive Trading Practices."
(*) Certain dealers and financial intermediaries may charge a fee to process a purchase or sale of shares.

2. IN THE SECTION ENTITLED "FEES AND EXPENSES SUMMARY - EXAMPLE OF EXPENSES," WHICH BEGINS ON PAGE 15 OF THE PROSPECTUS, THE EXAMPLES FOR CLASS C SHARES FOR THE FUNDS ARE AMENDED IN THEIR ENTIRETY TO READ AS FOLLOWS:

EUROPEAN FOCUS FUND


                      --------------------------------------------- ----------------------------------------------------
                                If you sell your shares,                         If you don't sell your shares
                                  your costs would be:                                your costs would be:
--------------------- --------------------------------------------- ----------------------------------------------------
                       1-YEAR      3-YEAR      5-YEAR     10-YEAR      1-YEAR       3-YEAR       5-YEAR       10-YEAR
--------------------- ---------- ------------ ---------- ---------- ------------- ------------ ------------ ------------
     Class C             278         853       1,735*     4,626*        278           853        1,735*       4,626*
--------------------- ---------- ------------ ---------- ---------- ------------- ------------ ------------ ------------


GLOBAL TECHNOLOGY FUND

                      --------------------------------------------- ----------------------------------------------------
                                If you sell your shares,                         If you don't sell your shares
                                  your costs would be:                                your costs would be:
--------------------- --------------------------------------------- ----------------------------------------------------
                       1-YEAR      3-YEAR      5-YEAR     10-YEAR      1-YEAR       3-YEAR       5-YEAR       10-YEAR
--------------------- ---------- ------------ ---------- ---------- ------------- ------------ ------------ ------------
     Class C             278         853       3,499*     10,441*       278           853        3,499*       10,441*
--------------------- ---------- ------------ ---------- ---------- ------------- ------------ ------------ ------------

INTERNATIONAL OPPORTUNITIES FUND

                      --------------------------------------------- ----------------------------------------------------
                                If you sell your shares,                         If you don't sell your shares
                                  your costs would be:                                your costs would be:
--------------------- --------------------------------------------- ----------------------------------------------------
                       1-YEAR      3-YEAR      5-YEAR     10-YEAR      1-YEAR       3-YEAR       5-YEAR       10-YEAR
--------------------- ---------- ------------ ---------- ---------- ------------- ------------ ------------ ------------
     Class C             278         853       2,099*     5,938*        278           853        2,099*       5,938*
--------------------- ---------- ------------ ---------- ---------- ------------- ------------ ------------ ------------

INCOME ADVANTAGE FUND**

                       ----------------------------------------- ----------------------------------------------
                               If you sell your shares,                    If you don't sell your shares
                                 your costs would be:                           your costs would be:
---------------------- ----------------------------------------- ----------------------------------------------
                          1-YEAR               3-YEAR                 1-YEAR                  3-YEAR

---------------------- -------------- -------------------------- ------------------ ---------------------------
     Class C                208                  643                    208                    643
---------------------- -------------- -------------------------- ------------------ ---------------------------

*The expense examples above assume that the Adviser's agreement to waive fees and/or reimburse expenses expires on July 31, 2007, and is not extended. If fees were waived or expenses were reimbursed after July 31, 2007, your expenses would be lower.

**The Income Advantage Fund commenced operations on September 30, 2003 so only the 1 and 3 year periods are shown.

3. IN THE SECTION ENTITLED "FEES AND EXPENSES SUMMARY - PERFORMANCE INFORMATION," WHICH BEGINS ON PAGE 17 OF THE PROSPECTUS, THE BAR CHART AND TABLE OF AVERAGE ANNUAL TOTAL RETURNS FOR THE EUROPEAN FOCUS FUND, GLOBAL TECHNOLOGY FUND AND INTERNATIONAL OPPORTUNITIES FUND ARE AMENDED IN THEIR ENTIRETY TO READ AS FOLLOWS:

EUROPEAN FOCUS FUND CLASS A

[BAR CHART]
TOTAL RETURN (%)
per calendar year
               2002: 2.24                2003: 61.90

               Best Quarter:             28.26%       (quarter ended 6/30/03)
               Worst Quarter:            (17.43)%     (quarter ended 9/30/02)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2003

--------------------------------------------------------------- ---------- -------------
                                                                              SINCE
                                                                 1 YEAR     INCEPTION

                                                                    %          %(1)

--------------------------------------------------------------- ---------- -------------
CLASS A

--------------------------------------------------------------- ---------- -------------
Return Before Taxes                                               52.60       31.94
--------------------------------------------------------------- ---------- -------------
Return After Taxes on Distributions                               50.46       31.03
--------------------------------------------------------------- ---------- -------------
Return After Taxes on Distributions and Sale of Fund Shares       34.46       27.26
--------------------------------------------------------------- ---------- -------------
CLASS B

--------------------------------------------------------------- ---------- -------------
Return Before Taxes                                               56.82       33.17
--------------------------------------------------------------- ---------- -------------
CLASS C

--------------------------------------------------------------- ---------- -------------
Return Before Taxes                                               60.74       34.30

--------------------------------------------------------------- ---------- -------------
MSCI Europe Index(2) (reflects no deductions for fees,
expenses or taxes)                                                39.14        5.35
--------------------------------------------------------------- ---------- -------------

--------------------
(1) The inception dates for the Class A, Class B and Class C shares is August 31, 2001. The index returns from inception for Class A, Class B and Class C shares are as of August 31, 2001.

(2) The MSCI Europe Index is a market capitalization weighted index of approximately 500 stocks traded in 16 European markets.

GLOBAL TECHNOLOGY FUND CLASS A

[BAR CHART]
TOTAL RETURN (%)
per calendar year
               2002: (37.33)             2003: 62.43

               Best Quarter:             28.09%       (quarter ended 6/30/03)
               Worst Quarter:            (27.27)%     (quarter ended 9/30/02)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2003

--------------------------------------------------------------------------- ---------- -------------
                                                                                          SINCE
                                                                             1 YEAR     INCEPTION

                                                                                %          %(1)

--------------------------------------------------------------------------- ---------- -------------
CLASS A

--------------------------------------------------------------------------- ---------- -------------
Return Before Taxes                                                           53.03        2.49
--------------------------------------------------------------------------- ---------- -------------
Return After Taxes on Distributions                                           53.03        2.30
--------------------------------------------------------------------------- ---------- -------------
Return After Taxes on Distributions and Sale of Fund Shares                   34.47        1.99
--------------------------------------------------------------------------- ---------- -------------
CLASS B

--------------------------------------------------------------------------- ---------- -------------
Return Before Taxes                                                           57.32        2.89
--------------------------------------------------------------------------- ---------- -------------
CLASS C

--------------------------------------------------------------------------- ---------- -------------
Return Before Taxes                                                           60.88        4.40

--------------------------------------------------------------------------- ---------- -------------
S&P 500(R)Index(2) (reflects no deductions for fees, expenses or taxes)        28.68        0.85
--------------------------------------------------------------------------- ---------- -------------
MSCI World IT Index(2) (reflects no deductions for fees, expenses or taxes)   48.51       (0.03)
--------------------------------------------------------------------------- ---------- -------------

--------------------
(1) The inception dates for the Class A, Class B and Class C shares is August 31, 2001. The index returns from inception for Class A, Class B and Class C shares are as of August 31, 2001.

(2) The S&P 500(R) Index is a broad based measurement of changes in stock market conditions based on the average of 500 widely held common stocks. The MSCI World Info Tech Index currently consists of 23 developed market countries, and aims to capture 60% of the total market capitalization of each country by various technology-related industries.

INTERNATIONAL OPPORTUNITIES FUND CLASS A

[BAR CHART]
TOTAL RETURN (%)
per calendar year

               2002: (11.27)             2003: 44.17

               Best Quarter:             23.22%       (quarter ended 6/30/03)
               Worst Quarter:            (19.58)%     (quarter ended 9/30/02)


AVERAGE ANNUAL RETURNS
for periods ended December 31, 2003

----------------------------------------------------------------------- ---------- -------------
                                                                                      SINCE
                                                                         1 YEAR     INCEPTION
                                                                            %          %(1)

----------------------------------------------------------------------- ---------- -------------
CLASS A

----------------------------------------------------------------------- ---------- -------------
Return Before Taxes                                                       35.83       15.61
----------------------------------------------------------------------- ---------- -------------
Return After Taxes on Distributions                                       35.35       15.31
----------------------------------------------------------------------- ---------- -------------
Return After Taxes on Distributions and Sale of Fund Shares               23.36       13.26
----------------------------------------------------------------------- ---------- -------------
CLASS B

----------------------------------------------------------------------- ---------- -------------
Return Before Taxes                                                       39.25       16.37
----------------------------------------------------------------------- ---------- -------------
CLASS C

----------------------------------------------------------------------- ---------- -------------
Return Before Taxes                                                       43.25       17.76

----------------------------------------------------------------------- ---------- -------------
MSCI EAFE Index(2) (reflects no deductions for fees, expenses or taxes)   39.17        5.33
----------------------------------------------------------------------- ---------- -------------

--------------------
(1) The inception dates for the Class A, Class B and Class C shares is August 31, 2001. The index returns from inception for Class A, Class B and Class C shares are as of August 31, 2001.

(2) The MSCI EAFE Index tracks the stocks of approximately 1,000 international companies in Europe, Australasia and the Far East.

4. THE FOLLOWING IS ADDED AS THE FIRST BULLET POINT IN THE SECTION ENTITLED "DESCRIPTION OF SHARE CLASSES - CLASS B SHARES" ON PAGE 36 OF THE PROSPECTUS:

     o Individual purchase transactions are limited to amounts less than $100,000.

5. THE FIRST TWO BULLET POINTS IN THE SECTION ENTITLED "DESCRIPTION OF SHARE CLASSES - CLASS C SHARES" ON PAGE 36 OF THE PROSPECTUS ARE AMENDED IN THEIR ENTIRETY TO READ AS FOLLOWS:

     o Individual purchase transactions are limited to amounts less than $1,000,000.
     o A 1% CDSC for redemptions made within twelve months of investing, and no CDSC thereafter.

6. THE FIRST FOUR FULL PARAGRAPHS FOLLOWING THE BULLET POINTS OF THE SECTION ENTITLED "DESCRIPTION OF SHARE CLASSES - CLASS C SHARES" ON PAGE 36 OF THE PROSPECTUS ARE DELETED IN THEIR ENTIRETY. IN ADDITION, THE FOLLOWING LANGUAGE IS ADDED FOLLOWING THE ABOVE-REFERENCED BULLET POINTS:

Class B and Class C shares are not intended for purchase in amounts equal to or greater than $100,000 and $1,000,000, respectively. You and/or your financial adviser are responsible for ensuring that your investment in Class B or Class C shares does not exceed those limits. The Funds cannot ensure that they will identify purchase orders that would cause your aggregate investment in Class B or Class C shares to exceed the limits imposed on individual transactions.

Factors you should consider in choosing a Class of shares include:

     o    How long you expect to own the shares;
     o    How much you intend to invest;
     o    Total expenses associated with owning shares of each Class;
     o    Whether you qualify for any reduction or waiver of sales charges;
     o    Whether you plan to take any distributions in the near future;
     o    Availability of share Classes; and
     o    How share Classes affect payments to your financial adviser.

Each investor's financial considerations are different. You should speak with your financial adviser to help you decide which share Class is best for you.

Please see the heading "Contingent Deferred Sales Charge" for other considerations concerning the calculation of the CDSC that apply to each of these Classes of shares.

If you purchase your Fund shares through a financial adviser (such as a broker or bank), the financial adviser may receive commissions or other concessions, which are paid from various sources, such as from the sales charges and distribution and services fees.

In addition, the Adviser may make payment to financial intermediaries for distribution and/or shareholder servicing activities out of its past profits or other available sources. The Adviser may also make payments for marketing, promotional or related expenses to financial intermediaries through which investors may purchase shares of a Fund. These payments are often referred to as "revenue sharing" payments. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

7. THE SECTION ENTITLED "DESCRIPTION OF SHARE CLASSES - SALES CHARGE WAIVERS - CLASS A SHARES" ON PAGE 38 OF THE PROSPECTUS IS AMENDED TO DELETE PARAGRAPH 11. THIS WILL ELIMINATE THE SALES CHARGE WAIVER FOR PURCHASES BY INDIVIDUALS WITH THE PROCEEDS FROM SHARES REDEEMED FROM ANOTHER FUND COMPLEX WITHIN THE LAST 30 DAYS ON WHICH AN INITIAL OR CONTINGENT SALES CHARGE WAS PAID.

8. THE SECTION ENTITLED "DESCRIPTION OF SHARE CLASSES - APPLICABLE SALES CHARGE
- CLASS C SHARES" ON PAGE 40 OF THE PROSPECTUS IS AMENDED IN ITS ENTIRETY TO READ AS FOLLOWS:

APPLICABLE SALES CHARGE - CLASS C SHARES

     You pay no initial sales charge if you purchase Class C shares. However, a 1% CDSC will apply to redemptions of shares made within twelve months of buying them, as discussed below.

     The Distributor pays sales commissions (in addition to dealer reallowances) at the time of sale of up to 1.00% of the purchase price of Class C shares of the Fund to brokers that initiate and are responsible for purchases of such Class C shares of the Fund.

9. THE SECTION ENTITLED "DESCRIPTION OF SHARE CLASSES - SALES CHARGE WAIVERS - CLASS C SHARES" ON PAGE 40 OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY.

10. THE SECTION ENTITLED "DESCRIPTION OF SHARE CLASSES - CONTINGENT DEFERRED SALES CHARGE (CDSC)" ON PAGE 40 OF THE PROSPECTUS IS AMENDED TO REVISE THE THIRD BULLET POINT AS FOLLOWS:

     o    Class C shares within twelve months of purchase.

11. THE SECTION ENTITLED "HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES - HOW TO PURCHASE SHARES" ON PAGE 43 OF THE PROSPECTUS IS AMENDED IN ITS ENTIRETY TO READ AS FOLLOWS:

INITIAL PURCHASE

INVESTMENT MINIMUMS:

------------------------------------------------ ------------------------------ ------------------ ------------------
                                                 Minimum to Open                Minimum            Minimum
Type of Account                                  An Account                     Addition           Balance
------------------------------------------------ ------------------------------ ------------------ ------------------
Regular                                          $500                           $50                $500
------------------------------------------------ ------------------------------ ------------------ ------------------
IRA and Roth IRA                                 $500                           $50                $500
------------------------------------------------ ------------------------------ ------------------ ------------------
Coverdell Education Savings Account              $500                           $50                $500
(Educational IRA)
------------------------------------------------ ------------------------------ ------------------ ------------------
Automatic Investment Plan                        $500                           $50                $500
------------------------------------------------ ------------------------------ ------------------ ------------------

The Funds require that you maintain a minimum account balance as listed above. If your account value declines below the respective minimum because you have redeemed or exchanged some of your shares, a Fund may notify you of its intent to liquidate your account unless it reaches the required minimum. You may avoid this by increasing the value of your account to at least the minimum within ninety days of the notice from a Fund. The Funds reserve the right to liquidate your account regardless of size. The Funds also reserve the right to waive any investment minimum.

When you buy shares, be sure to specify the Class of shares. If you do not choose a share Class, your investment will be made in Class A shares.

If you do not list a financial adviser on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial adviser before you make a purchase to be sure that the Fund and the share class are appropriate for you. In addition, consider the Fund's investment objectives, principal investment strategies and principal risks as well as factors listed under "Description of Share Classes" to determine which Fund and share Class is most appropriate for your situation.

12. THE LAST SENTENCE IN THE SECTION ENTITLED "HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES - HOW TO EXCHANGE SHARES" ON PAGE 44 OF THE PROSPECTUS IS AMENDED IN ITS ENTIRETY TO READ AS FOLLOWS:

Shares exchanged between Funds within 30 days of purchase may be subject to a 2.00% redemption fee, as described below under "Excessive Trading Practices."

13. THE THIRD AND FOURTH PARAGRAPHS IN THE SECTION ENTITLED "HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES - OTHER CONSIDERATIONS - EXCESSIVE TRADING PRACTICES" ON PAGE 47 OF THE PROSPECTUS ARE DELETED IN THEIR ENTIRETY AND REPLACED WITH THE
FOLLOWING:

Shares redeemed within 30 days of purchase, including redemptions in connection with an exchange, may be subject to a redemption fee of 2.00% of the redemption proceeds that will be deducted from those proceeds. The redemption fee is retained by the Fund from which you are redeeming shares (including redemptions by exchange), and is intended to deter short-term trading and offset the trading costs, market impact and other costs associated with short-term trading in and out of the Fund. The redemption fee is imposed to the extent that the number of Fund shares you redeem exceeds the number of Fund shares that you have held for more than 30 days. In determining whether the minimum 30-day holding period has been met, only the period during which you have held shares of the Fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The Funds reserve the right to waive the 2.00% redemption fee on a case-by-case basis. The 2.00% redemption fee will not be charged on transactions involving the following:

o Total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to track and process the redemption fee;

o Total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to track and process the redemption fee;

o Total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code where the systematic capability to process the redemption fee does not exist;

o Total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the Funds;

o Total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

o Total or partial redemption of shares acquired though reinvestment of dividends; or

o    Redemptions initiated by a Fund.

The Funds have the discretion to waive the 2.00% redemption fee if a Fund is in jeopardy of failing the Internal Revenue Code's 90% qualifying income test or losing its registered investment company qualification for tax purposes.

In addition to the redemption fee described above, your financial adviser may charge service fees for handling redemption transactions. Your shares may also be subject to a CDSC.

Generally, you will be permitted to make up to 5 exchanges between the Funds during any 12-month period. An exchange is any exchange out of one Fund into another Fund. The Funds reserve the right to accept exchanges in excess of this policy on a case-by-case basis if they believe that granting such an exception would not be disruptive to the portfolio management strategies and harm Fund performance. The Funds may also waive this restriction for shareholders investing through certain electronic mutual fund marketplaces.

14. THE FOLLOWING IS ADDED AT THE END OF THE FIRST PARAGRAPH IN THE SECTION ENTITLED "OTHER INFORMATION - PRICING OF FUND SHARES" ON PAGE 50 OF THE
PROSPECTUS:

Substantial changes in values in the U.S. markets subsequent to the close of a foreign market may affect the values of securities traded in the foreign market. Under the Funds' fair value pricing policies, the values of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold. As a result of the foregoing, it is possible that fair value prices will be used by a Fund to a significant extent.

            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

                             HENDERSON GLOBAL FUNDS

                         Henderson U.S. Core Growth Fund

                         Supplement dated June 29, 2004
                       To Prospectus dated April 30, 2004

        EACH OF THE FOLLOWING CHANGES WILL BECOME EFFECTIVE JULY 1, 2004:

1. IN THE SECTION ENTITLED "FEES AND EXPENSES SUMMARY," WHICH BEGINS ON PAGE 7 OF THE PROSPECTUS, THE SHAREHOLDER FEES TABLE IS AMENDED IN ITS ENTIRETY TO READ AS FOLLOWS:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)(A)

---------------------------------------------------------------- -------------- -------------- ----------------
                                                                 CLASS A        CLASS B        CLASS C
---------------------------------------------------------------- -------------- -------------- ----------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of the Offering Price)                                5.75% (b)      None           None
---------------------------------------------------------------- -------------- -------------- ----------------
Maximum Deferred Sales Charge (Load)
(as a percentage of the Offering Price)                          None (c)       5.00% (d)      1.00% (e)
---------------------------------------------------------------- -------------- -------------- ----------------
Redemption Fee (f)                                               2.00%          2.00%          2.00%
---------------------------------------------------------------- -------------- -------------- ----------------

(a) Certain dealers and financial intermediaries may charge a fee to process a purchase or sale of shares.
(b) The sales charge declines as the amount invested increases. An initial sales charge will not be deducted from your purchase if you buy $1 million or more of Class A shares, or if your Class A purchase meets certain requirements.
(c) A contingent deferred sales charge ("CDSC") of 1% is applied to redemptions of Class A shares within one year of investment that were purchased with no initial sales charge as a part of an investment of $1 million or more.
(d)  The CDSC payable upon redemption of Class B shares declines over time.
(e) A CDSC of up to 1% may be imposed on certain redemptions of Class C shares within 12 months of purchase.
(f) Shares redeemed within 30 days of purchase, including redemptions in connection with an exchange, may be subject to a 2.00% redemption fee. See "HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES - Excessive Trading Practices."

2. THE FOLLOWING IS ADDED AS THE FIRST BULLET POINT IN THE SECTION ENTITLED "DESCRIPTION OF SHARE CLASSES - CLASS B SHARES" ON PAGE 15 OF THE PROSPECTUS:

     o Individual purchase transactions are limited to amounts less than $100,000.

3. THE FOLLOWING IS ADDED AS THE FIRST BULLET POINT IN THE SECTION ENTITLED "DESCRIPTION OF SHARE CLASSES - CLASS C SHARES" ON PAGE 15 OF THE PROSPECTUS:

     o Individual purchase transactions are limited to amounts less than $1,000,000.

4. THE FIRST THREE FULL PARAGRAPHS FOLLOWING THE BULLET POINTS OF THE SECTION ENTITLED "DESCRIPTION OF SHARE CLASSES - CLASS C SHARES" ON PAGE 15 OF THE PROSPECTUS ARE DELETED IN THEIR ENTIRETY. IN ADDITION, THE FOLLOWING LANGUAGE IS ADDED FOLLOWING THE ABOVE-REFERENCED BULLET POINTS:

Class B and Class C shares are not intended for purchase in amounts equal to or greater than $100,000 and $1,000,000, respectively. You and/or your financial adviser are responsible for ensuring that your investment in Class B or Class C shares does not exceed those limits. The Fund cannot ensure that it will identify purchase orders that would cause your aggregate investment in Class B or Class C shares to exceed the limits imposed on individual transactions.

Factors you should consider in choosing a Class of shares include:

     o    How long you expect to own the shares;
     o    How much you intend to invest;
     o    Total expenses associated with owning shares of each Class;
     o    Whether you qualify for any reduction or waiver of sales charges;
     o    Whether you plan to take any distributions in the near future;
     o    Availability of share Classes; and
     o    How share Classes affect payments to your financial adviser.

Each investor's financial considerations are different. You should speak with your financial adviser to help you decide which share Class is best for you.

Please see the heading "Contingent Deferred Sales Charge" for other considerations concerning the calculation of the CDSC that apply to each of these Classes of shares.

If you purchase your Fund shares through a financial adviser (such as a broker or bank), the financial adviser may receive commissions or other concessions, which are paid from various sources, such as from the sales charges and distribution and services fees.

In addition, the Adviser may make payment to financial intermediaries for distribution and/or shareholder servicing activities out of its past profits or other available sources. The Adviser may also make payments for marketing, promotional or related expenses to financial intermediaries through which investors may purchase shares of the Fund. These payments are often referred to as "revenue sharing" payments. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

5. THE SECTION ENTITLED "HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES - HOW TO PURCHASE SHARES" ON PAGE 22 OF THE PROSPECTUS IS AMENDED IN ITS ENTIRETY TO READ AS FOLLOWS:

INITIAL PURCHASE

INVESTMENT MINIMUMS:

------------------------------------ ------------------------------ ------------------ ------------------
                                     Minimum to Open                Minimum            Minimum
Type of Account                      an Account                     Addition           Balance
------------------------------------ ------------------------------ ------------------ ------------------
Regular                              $500                           $50                $500
------------------------------------ ------------------------------ ------------------ ------------------
IRA and Roth IRA                     $500                           $50                $500
------------------------------------ ------------------------------ ------------------ ------------------
Coverdell Education Savings Account  $500                           $50                $500
(Educational IRA)
------------------------------------ ------------------------------ ------------------ ------------------
Automatic Investment Plan            $500                           $50                $500
------------------------------------ ------------------------------ ------------------ ------------------

The Fund requires that you maintain a minimum account balance as listed above. If your account value declines below the respective minimum because you have redeemed or exchanged some of your shares, the Fund may notify you of its intent to liquidate your account unless it reaches the required minimum. You may avoid this by increasing the value of your account to at least the minimum within ninety days of the notice from the Fund. The Fund reserves the right to liquidate your account regardless of size. The Fund also reserves the right to waive any investment minimum.

When you buy shares, be sure to specify the Class of shares. If you do not choose a share Class, your investment will be made in Class A shares.

If you do not list a financial adviser on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial adviser before you make a purchase to be sure that the Fund and the share class are appropriate for you. In addition, consider the Fund's investment objectives, principal investment strategies and principal risks as well as factors listed under "Description of Share Classes" to determine which share Class is most appropriate for your situation.

6. THE LAST SENTENCE IN THE SECTION ENTITLED "HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES - HOW TO EXCHANGE SHARES" ON PAGE 23 OF THE PROSPECTUS IS AMENDED IN ITS ENTIRETY TO READ AS FOLLOWS:

Shares exchanged between Henderson Global Funds within 30 days of purchase may be subject to a 2.00% redemption fee, as described below under "Excessive Trading Practices."

7. THE THIRD AND FOURTH PARAGRAPHS IN THE SECTION ENTITLED "HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES - OTHER CONSIDERATIONS - EXCESSIVE TRADING PRACTICES" ON PAGE 26 OF THE PROSPECTUS ARE DELETED IN THEIR ENTIRETY AND REPLACED WITH THE
FOLLOWING:

Shares redeemed within 30 days of purchase, including redemptions in connection with an exchange, may be subject to a redemption fee of 2.00% of the redemption proceeds that will be deducted from those proceeds. The redemption fee is retained by the Fund (including redemptions by exchange), and is intended to deter short-term trading and offset the trading costs, market impact and other costs associated with short-term trading in and out of the Fund. The redemption fee is imposed to the extent that the number of Fund shares you redeem exceed the number of Fund shares that you have held for more than 30 days. In determining whether the minimum 30-day holding period has been met, only the period during which you have held shares of the Fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The Fund reserves the right to waive the 2.00% redemption fee on a case-by-case basis. The 2.00% redemption fee will not be charged on transactions involving the following:

o Total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to track and process the redemption fee;
o Total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to track and process the redemption fee;
o Total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code where the systematic capability to process the redemption fee does not exist;
o Total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the Fund;
o Total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;
o Total or partial redemption of shares acquired though reinvestment of dividends; or
o    Redemptions initiated by the Fund.

The Fund has the discretion to waive the 2.00% redemption fee if the Fund is in jeopardy of failing the Internal Revenue Code's 90% qualifying income test or losing its registered investment company qualification for tax purposes.

In addition to the redemption fee described above, your financial adviser may charge service fees for handling redemption transactions. Your shares may also be subject to a CDSC.

Generally, you will be permitted to make up to 5 exchanges between the Henderson Global Funds during any 12-month period. An exchange is any exchange out of one Henderson Global Fund into another Henderson Global Fund. The Fund reserves the right to accept exchanges in excess of this policy on a case-by-case basis if it believes that granting such an exception would not be disruptive to the portfolio management strategies and harm Fund performance. The Fund may also waive this restriction for shareholders investing through certain electronic mutual fund marketplaces.

            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.